Liquidity (Details Narrative) - USD ($)			12 Months Ended
	Dec. 23, 2024	Apr. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Apr. 11, 2023	Oct. 21, 2022
Subsequent Event [Line Items]
Accumulated deficit			$ 15,419,765	$ 14,139,104	$ 11,470,000
Net loss			1,280,661	2,343,238	6,456,883
Common Stock, Par or Stated Value Per Share							$ 0.001
Unrestricted cash or cash equivalents			$ 18,372	$ 399,050	$ 1,802,236
Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		5,318,548
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering	$ 10,350,000
Resale offering price	9,097,000
Unrestricted cash or cash equivalents	$ 6,300,000
Subsequent Event [Member] | IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	2,300,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share Price	$ 4.50